Investment Securities	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
Investment Securities
Investment Securities

The following is a summary of the Company's investments in available for sale and held to maturity securities as of December 31, 2019 and 2018:

As of December 31, 2019	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Dollars in thousands)
Available for sale:
Corporate debt obligations	$500	$—	$—	$500
Residential mortgage-backed securities	25,989	282	196	26,075
Collateralized mortgage obligations	37	1	—	38
Total available for sale	$26,526	$283	$196	$26,613

Held to maturity:
States and political subdivisions	$1,167	$263	$—	$1,430

As of December 31, 2018	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Dollars in thousands)
Available for sale:
Corporate debt obligations	$500	$—	$—	$500
Residential mortgage-backed securities	31,553	74	906	30,721
Collateralized mortgage obligations	56	1	—	57
Total available for sale	$32,109	$75	$906	$31,278

Held to maturity:
States and political subdivisions	$1,113	$179	$—	$1,292

The amortized cost and fair value of debt securities classified as available for sale and held to maturity, by contractual maturity as of December 31, 2019, are as follows:

	Amortized Cost	Fair Value
	(Dollars in thousands)
Available for sale:
Due within one year	$—	$—
Due after one year through five years	156	150
Due after five years through ten years	11,879	11,942
Due after ten years	14,491	14,521
Total available for sale	$26,526	$26,613

Held to maturity:
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	1,167	1,430
Due after ten years	—	—
Total held to maturity	$1,167	$1,430

Expected maturities may differ from contractual maturities because the issuers of certain debt securities do have the right to call or prepay their obligations without any penalty.

During the year ending December 31, 2019 and 2018, the Company did not sell any investment securities. Also, at December 31, 2019 and 2018, the Company used a letter of credit of $40.0 million as collateral to secure public deposits.

The following tables show the gross unrealized losses and fair value of the Company's investments which are aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2019 and December 31, 2018.

As of December 31, 2019	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
Available for sale:
Residential mortgage-backed securities	$232	$1	$10,271	$195	$10,503	$196
Total available for sale	$232	$1	$10,271	$195	$10,503	$196

As of December 31, 2018	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in thousands)
Available for sale:
Residential mortgage-backed securities	$12,665	$257	$14,527	$649	$27,192	$906
Total available for sale	$12,665	$257	$14,527	$649	$27,192	$906

The Company’s unrealized loss for the debt securities is comprised of 1 securities in the less than 12 months loss position and 7 securities in the 12 months or greater loss position at December 31, 2019 and 5 securities in the less than 12 months loss position and 9 securities in the 12 months or greater loss position at December 31, 2018. The mortgage-backed securities that had unrealized losses were issued or guaranteed by the US government or government sponsored entities. The unrealized losses associated with those mortgage-backed securities are generally driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government. Because the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell these investments before recovery of their amortized cost basis, the Company does not consider the unrealized loss in these securities to be OTTI at December 31, 2019.

Other Than Temporarily Impaired Debt Securities (OTTI)

On at least a quarterly basis, we review all debt securities that are in an unrealized loss position for OTTI. An investment security is deemed impaired if the fair value of the investment is less than its amortized cost. Amortized cost includes adjustments (if any) made to the cost basis of an investment for accretion, amortization, previous other-than-temporary impairments. After an investment security is determined to be impaired, we evaluate whether the decline in value is other-than-temporary. Please refer to Note 1 - Description of Business and Summary of Significant Accounting Policies for for a detailed description of our accounting policy for OTTI.